SUPPLEMENTAL CONSOLIDATING FINANCIAL INFORMATION - Supplemental Consolidating Statement of Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (19,030)	$ (4,087)	$ (8,127)	$ (13,662)	$ (36,875)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries	0	0	0	0	0
Loss on derivative instruments			0	0	3,079
Depreciation, depletion, and amortization	16,059	14,426	67,231	57,145	45,594
Accretion of asset retirement obligation and receivable	3,479	3,180	12,681	12,189	10,878
Amortization of intangible assets and liabilities, net	153	164	665	658	657
Non-cash tax benefits	(138)	0	(4,892)	0	0
Share-based compensation	728	2,386	5,322	6,040	4,721
Loss (gain) on sales of assets	38	(234)	(74)	528	640
Amortization of deferred financing costs	271	933	3,731	4,358	2,515
Other			(1,001)	0	0
Loss on extinguishment of debt			64	1,986	17,030
Gain on sales of investment securities	0	7	(3)	(165)	(150)
Changes in operating assets and liabilities:
Receivables, net	5,202	120	(7,636)	(12,855)	5,491
Inventories	4,525	(2,687)	(2,512)	(2,164)	(2,125)
Excess of black lung benefit obligation over trust assets	701	83	319	1,791	4,319
Accounts payable and accrued expenses	10,959	3,245	13,579	17,399	4,128
Deferred revenue	(1,302)	160	(9,078)	(8,198)	(9,918)
Income tax payable	28	27	(1)	0	0
Accrual for workers' compensation	(69)	(191)	(2,069)	(2,096)	1,248
Asset retirement obligations	(1,352)	(3,207)	(9,410)	(6,943)	(6,510)
Accrual for postretirement medical benefits	906	1,985	7,721	6,191	(1,643)
Pension and SERP obligations	(293)	742	2,388	2,802	(1,278)
Other assets and liabilities	1,993	4,164	11,819	(7,860)	2,934
Net cash provided by (used in) operating activities	29,648	21,216	80,717	57,144	44,735
Cash flows from investing activities:
Distributions received by subsidiaries	0	0	0	0	0
Additions to property, plant and equipment	(3,050)	(5,301)	(28,591)	(21,032)	(27,594)
Change in restricted investments and bond collateral and reclamation deposits	(465,544)	(6,435)	1,434	(33,892)	(5,986)
Cash payments related to acquisitions			0	(72,522)	(4,000)
Net proceeds from sales of assets	0	441	902	480	687
Proceeds from sale of restricted investments	0	5,619	8,287	4,106	3,350
Receivable from customer for property and equipment purchases	(10)	(49)	(389)	(674)	(96)
Other	(60)	0	(3,540)	0	0
Net cash provided by (used in) investing activities	(468,664)	(5,725)	(21,897)	(123,534)	(33,639)
Cash flows from financing activities:
Change in book overdrafts	(315)	820	310	(253)	(724)
Borrowings from long-term debt	454,219	0	0	119,364	142,500
Repayments of long-term debt	(6,239)	(6,573)	(28,088)	(44,846)	(73,566)
Borrowings on revolving lines of credit	0	6,000	7,000	16,500	87,200
Repayments on revolving lines of credit	0	(6,000)	(7,000)	(16,500)	(105,600)
Debt issuance and other refinancing costs	(7,598)	(156)	(182)	(5,688)	(15,019)
Exercise of stock options			0	0	422
Dividends/distributions	(261)	(340)	(1,360)	(1,360)	(21,301)
Transactions with Parent/affiliates	0	0	0	0	0
Net cash provided by (used in) financing activities	439,806	(6,249)	(29,320)	67,217	13,912
Net increase (decrease) in cash and cash equivalents	790	9,242	29,500	827	25,008
Cash and cash equivalents, beginning of year	61,110	31,610	31,610	30,783	5,775
Cash and cash equivalents, end of year	61,900	40,852	61,110	31,610	30,783
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	(19,030)	(4,087)	(8,127)	(13,662)	(36,875)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries			(47,514)	(49,834)	(21,128)
Loss on derivative instruments					3,079
Depreciation, depletion, and amortization			357	421	306
Accretion of asset retirement obligation and receivable			0	0	0
Amortization of intangible assets and liabilities, net			0	0	0
Non-cash tax benefits			(4,892)
Share-based compensation			2,887	3,054	1,670
Loss (gain) on sales of assets			0	13	3
Amortization of deferred financing costs			3,165	2,889	1,485
Other			0
Loss on extinguishment of debt			64	1,986	7,873
Gain on sales of investment securities			0	(190)	0
Changes in operating assets and liabilities:
Receivables, net			(936)	(280)	(270)
Inventories			0	0	0
Excess of black lung benefit obligation over trust assets			319	1,791	4,319
Accounts payable and accrued expenses			1,753	4,792	5,944
Deferred revenue			0	0	0
Income tax payable			0
Accrual for workers' compensation			(2,069)	(2,096)	1,248
Asset retirement obligations			0	0	0
Accrual for postretirement medical benefits			101	(524)	(2,879)
Pension and SERP obligations			1,391	1,286	(3,741)
Other assets and liabilities			(170)	(247)	444
Net cash provided by (used in) operating activities	22,764	(1,885)	24,329	(18,630)	(15,122)
Cash flows from investing activities:
Distributions received by subsidiaries			78,000	31,971	23,400
Additions to property, plant and equipment			(771)	(159)	(797)
Change in restricted investments and bond collateral and reclamation deposits			49	(3,248)	(1,713)
Cash payments related to acquisitions				4,000	(4,000)
Net proceeds from sales of assets			0	0	0
Proceeds from sale of restricted investments			0	1,581	0
Receivable from customer for property and equipment purchases			0	0	0
Other			0
Net cash provided by (used in) investing activities	(471,113)	(581)	(722)	2,174	(6,510)
Cash flows from financing activities:
Change in book overdrafts			0	0	(146)
Borrowings from long-term debt				119,364	142,500
Repayments of long-term debt			(500)	(23,000)	(2,532)
Borrowings on revolving lines of credit			0	0	0
Repayments on revolving lines of credit			0	0	0
Debt issuance and other refinancing costs			(26)	(5,666)	(6,042)
Exercise of stock options					422
Dividends/distributions			(1,360)	(1,360)	(21,301)
Transactions with Parent/affiliates			(11,231)	(84,186)	(65,400)
Net cash provided by (used in) financing activities	451,782	(1,399)	(13,117)	5,152	47,501
Net increase (decrease) in cash and cash equivalents	3,433	(3,865)	10,490	(11,304)	25,869
Cash and cash equivalents, beginning of year	25,326	14,836	14,836	26,140	271
Cash and cash equivalents, end of year	28,759	10,971	25,326	14,836	26,140
Co-Issuer [Member]
Cash flows from operating activities:
Net income (loss)	1,703	(1,004)	4,215	8,113	5,089
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries			0	0	0
Loss on derivative instruments					0
Depreciation, depletion, and amortization			10,178	10,085	10,175
Accretion of asset retirement obligation and receivable			63	59	55
Amortization of intangible assets and liabilities, net			622	622	621
Non-cash tax benefits			0
Share-based compensation			37	44	32
Loss (gain) on sales of assets			0	0	189
Amortization of deferred financing costs			0	0	(21)
Other			0
Loss on extinguishment of debt			0	0	9,073
Gain on sales of investment securities			0	0	0
Changes in operating assets and liabilities:
Receivables, net			(126)	(151)	1,479
Inventories			(3,114)	709	(1,820)
Excess of black lung benefit obligation over trust assets			0	0	0
Accounts payable and accrued expenses			5,141	(3,208)	(1,063)
Deferred revenue			(8,706)	(8,312)	(8,774)
Income tax payable			0
Accrual for workers' compensation			0	0	0
Asset retirement obligations			0	0	0
Accrual for postretirement medical benefits			0	0	0
Pension and SERP obligations			18	15	(50)
Other assets and liabilities			4,983	(536)	(530)
Net cash provided by (used in) operating activities	3,085	6,914	13,311	7,440	14,455
Cash flows from investing activities:
Distributions received by subsidiaries			0	0	0
Additions to property, plant and equipment			(790)	(2,067)	(2,119)
Change in restricted investments and bond collateral and reclamation deposits			(8)	(7)	2,580
Cash payments related to acquisitions				0	0
Net proceeds from sales of assets			0	0	0
Proceeds from sale of restricted investments			0	0	0
Receivable from customer for property and equipment purchases			0	0	0
Other			0
Net cash provided by (used in) investing activities	5,963	(137)	(798)	(2,074)	461
Cash flows from financing activities:
Change in book overdrafts			0	(259)	259
Borrowings from long-term debt				0	0
Repayments of long-term debt			0	0	(46,220)
Borrowings on revolving lines of credit			0	0	1,500
Repayments on revolving lines of credit			0	0	(1,500)
Debt issuance and other refinancing costs			0	0	(9,077)
Exercise of stock options					0
Dividends/distributions			(14,500)	(1,050)	(10,700)
Transactions with Parent/affiliates			783	482	49,948
Net cash provided by (used in) financing activities	(8,346)	(6,515)	(13,717)	(827)	(15,790)
Net increase (decrease) in cash and cash equivalents	702	262	(1,204)	4,539	(874)
Cash and cash equivalents, beginning of year	3,341	4,545	4,545	6	880
Cash and cash equivalents, end of year	4,043	4,807	3,341	4,545	6
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)	7,409	10,126	36,310	44,805	15,186
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries			0	0	0
Loss on derivative instruments					0
Depreciation, depletion, and amortization			56,696	46,639	35,113
Accretion of asset retirement obligation and receivable			12,618	12,130	10,823
Amortization of intangible assets and liabilities, net			43	36	36
Non-cash tax benefits			0
Share-based compensation			2,398	2,942	3,019
Loss (gain) on sales of assets			(74)	515	448
Amortization of deferred financing costs			566	1,469	1,051
Other			(1,001)
Loss on extinguishment of debt			0	0	84
Gain on sales of investment securities			(3)	25	(150)
Changes in operating assets and liabilities:
Receivables, net			10,945	(22,246)	1,367
Inventories			602	(2,873)	(305)
Excess of black lung benefit obligation over trust assets			0	0	0
Accounts payable and accrued expenses			4,545	18,551	(940)
Deferred revenue			(372)	114	(1,144)
Income tax payable			(1)
Accrual for workers' compensation			0	0	0
Asset retirement obligations			(9,410)	(6,943)	(6,510)
Accrual for postretirement medical benefits			7,300	6,828	1,132
Pension and SERP obligations			941	1,602	2,520
Other assets and liabilities			13,383	(7,185)	3,405
Net cash provided by (used in) operating activities	33,855	32,695	135,486	96,409	65,135
Cash flows from investing activities:
Distributions received by subsidiaries			0	0	0
Additions to property, plant and equipment			(27,030)	(18,806)	(24,678)
Change in restricted investments and bond collateral and reclamation deposits			1,393	(30,637)	(6,853)
Cash payments related to acquisitions				(76,522)	0
Net proceeds from sales of assets			902	480	687
Proceeds from sale of restricted investments			8,287	2,525	3,350
Receivable from customer for property and equipment purchases			(389)	(674)	(96)
Other			(3,540)
Net cash provided by (used in) investing activities	(3,514)	(5,010)	(20,377)	(123,634)	(27,590)
Cash flows from financing activities:
Change in book overdrafts			310	6	(837)
Borrowings from long-term debt				0	0
Repayments of long-term debt			(27,588)	(21,846)	(24,814)
Borrowings on revolving lines of credit			7,000	16,500	85,700
Repayments on revolving lines of credit			(7,000)	(16,500)	(104,100)
Debt issuance and other refinancing costs			(156)	(22)	100
Exercise of stock options					0
Dividends/distributions			(63,500)	(30,921)	(11,700)
Transactions with Parent/affiliates			(6,960)	86,863	21,135
Net cash provided by (used in) financing activities	(30,525)	(14,789)	(97,894)	34,080	(34,516)
Net increase (decrease) in cash and cash equivalents	(184)	12,896	17,215	6,855	3,029
Cash and cash equivalents, beginning of year	27,451	10,236	10,236	3,381	352
Cash and cash equivalents, end of year	27,267	23,132	27,451	10,236	3,381
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)	116	(1,612)	(1,992)	(7,503)	(4,029)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries			0	0	0
Loss on derivative instruments					0
Depreciation, depletion, and amortization			0	0	0
Accretion of asset retirement obligation and receivable			0	0	0
Amortization of intangible assets and liabilities, net			0	0	0
Non-cash tax benefits			0
Share-based compensation			0	0	0
Loss (gain) on sales of assets			0	0	0
Amortization of deferred financing costs			0	0	0
Other			0
Loss on extinguishment of debt			0	0	0
Gain on sales of investment securities			0	0	0
Changes in operating assets and liabilities:
Receivables, net			(4,225)	1,865	(3,334)
Inventories			0	0	0
Excess of black lung benefit obligation over trust assets			0	0	0
Accounts payable and accrued expenses			(12,683)	5,488	4,326
Deferred revenue			0	0	0
Income tax payable			0
Accrual for workers' compensation			0	0	0
Asset retirement obligations			0	0	0
Accrual for postretirement medical benefits			320	(113)	104
Pension and SERP obligations			38	(101)	(7)
Other assets and liabilities			(1,025)	(1,892)	42
Net cash provided by (used in) operating activities	(1,152)	(1,727)	(19,567)	(2,256)	(2,898)
Cash flows from investing activities:
Distributions received by subsidiaries			0	0	0
Additions to property, plant and equipment			0	0	0
Change in restricted investments and bond collateral and reclamation deposits			0	0	0
Cash payments related to acquisitions				0	0
Net proceeds from sales of assets			0	0	0
Proceeds from sale of restricted investments			0	0	0
Receivable from customer for property and equipment purchases			0	0	0
Other			0
Net cash provided by (used in) investing activities	0	3	0	0	0
Cash flows from financing activities:
Change in book overdrafts			0	0	0
Borrowings from long-term debt				0	0
Repayments of long-term debt			0	0	0
Borrowings on revolving lines of credit			0	0	0
Repayments on revolving lines of credit			0	0	0
Debt issuance and other refinancing costs			0	0	0
Exercise of stock options					0
Dividends/distributions			0	0	(1,000)
Transactions with Parent/affiliates			22,566	2,993	882
Net cash provided by (used in) financing activities	(2,009)	1,673	22,566	2,993	(118)
Net increase (decrease) in cash and cash equivalents	(3,161)	(51)	2,999	737	(3,016)
Cash and cash equivalents, beginning of year	4,992	1,993	1,993	1,256	4,272
Cash and cash equivalents, end of year	1,831	1,942	4,992	1,993	1,256
Consolidating Adjustments [Member]
Cash flows from operating activities:
Net income (loss)	(9,228)	(7,510)	(38,533)	(45,415)	(16,246)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries			47,514	49,834	21,128
Loss on derivative instruments					0
Depreciation, depletion, and amortization			0	0	0
Accretion of asset retirement obligation and receivable			0	0	0
Amortization of intangible assets and liabilities, net			0	0	0
Non-cash tax benefits			0
Share-based compensation			0	0	0
Loss (gain) on sales of assets			0	0	0
Amortization of deferred financing costs			0	0	0
Other			0
Loss on extinguishment of debt			0	0	0
Gain on sales of investment securities			0	0	0
Changes in operating assets and liabilities:
Receivables, net			(13,294)	7,957	6,249
Inventories			0	0	0
Excess of black lung benefit obligation over trust assets			0	0	0
Accounts payable and accrued expenses			14,823	(8,224)	(4,139)
Deferred revenue			0	0	0
Income tax payable			0
Accrual for workers' compensation			0	0	0
Asset retirement obligations			0	0	0
Accrual for postretirement medical benefits			0	0	0
Pension and SERP obligations			0	0	0
Other assets and liabilities			(5,352)	2,000	(427)
Net cash provided by (used in) operating activities	(28,904)	(14,781)	(72,842)	(25,819)	(16,835)
Cash flows from investing activities:
Distributions received by subsidiaries			(78,000)	(31,971)	(23,400)
Additions to property, plant and equipment			0	0	0
Change in restricted investments and bond collateral and reclamation deposits			0	0	0
Cash payments related to acquisitions				0	0
Net proceeds from sales of assets			0	0	0
Proceeds from sale of restricted investments			0	0	0
Receivable from customer for property and equipment purchases			0	0	0
Other			0
Net cash provided by (used in) investing activities	0	0	0	0	0
Cash flows from financing activities:
Change in book overdrafts			0	0	0
Borrowings from long-term debt				0	0
Repayments of long-term debt			0	0	0
Borrowings on revolving lines of credit			0	0	0
Repayments on revolving lines of credit			0	0	0
Debt issuance and other refinancing costs			0	0	0
Exercise of stock options					0
Dividends/distributions			78,000	31,971	23,400
Transactions with Parent/affiliates			(5,158)	(6,152)	(6,565)
Net cash provided by (used in) financing activities	28,904	14,781	72,842	25,819	16,835
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of year	0	0	0	0	0
Cash and cash equivalents, end of year	0	0	0	0	0
Scenario, Previously Reported [Member]
Cash flows from operating activities:
Net income (loss)	(19,030)	(4,087)	(8,127)	(13,662)	(36,875)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries	0	0	0	0	0
Loss on derivative instruments					3,079
Depreciation, depletion, and amortization	16,059	14,426	67,231	57,145	45,594
Accretion of asset retirement obligation and receivable	3,479	3,180	12,681	12,189	10,878
Amortization of intangible assets and liabilities, net	153	164	665	658	657
Non-cash tax benefits	(138)		(4,892)
Share-based compensation	728	2,386	5,322	6,040	4,721
Loss (gain) on sales of assets	38	(234)	(74)	528	640
Amortization of deferred financing costs	271	933	3,731	4,358	2,515
Other			(1,001)
Loss on extinguishment of debt			64	1,986	17,030
Gain on sales of investment securities		7	(3)	(165)	(150)
Changes in operating assets and liabilities:
Receivables, net	5,202	120	(7,636)	(12,855)	5,491
Inventories	4,525	(2,687)	(2,512)	(2,164)	(2,125)
Excess of black lung benefit obligation over trust assets	701	83	319	1,791	4,319
Accounts payable and accrued expenses	10,959	3,245	13,579	17,399	4,128
Deferred revenue	(1,302)	160	(9,078)	(8,198)	(9,918)
Income tax payable	28	27	(1)
Accrual for workers' compensation	(69)	(191)	(2,069)	(2,096)	1,248
Asset retirement obligations	(1,352)	(3,207)	(9,410)	(6,943)	(6,510)
Accrual for postretirement medical benefits	906	1,985	7,721	6,191	(1,643)
Pension and SERP obligations	(293)	742	2,388	2,802	(1,278)
Other assets and liabilities	1,993	4,164	11,819	(7,860)	2,934
Net cash provided by (used in) operating activities	29,648	21,216	80,717	57,144	44,735
Cash flows from investing activities:
Distributions received by subsidiaries	0	0	0	0	0
Additions to property, plant and equipment	(3,050)	(5,301)	(28,591)	(21,032)	(27,594)
Change in restricted investments and bond collateral and reclamation deposits	(465,544)	(6,435)	1,434	(33,892)	(5,986)
Cash payments related to acquisitions				(72,522)	(4,000)
Net proceeds from sales of assets		441	902	480	687
Proceeds from sale of restricted investments		5,619	8,287	4,106	3,350
Receivable from customer for property and equipment purchases	(10)	(49)	(389)	(674)	(96)
Other	(60)		(3,540)
Net cash provided by (used in) investing activities	(468,664)	(5,725)	(21,897)	(123,534)	(33,639)
Cash flows from financing activities:
Change in book overdrafts	(315)	820	310	(253)	(724)
Borrowings from long-term debt	454,219			119,364	142,500
Repayments of long-term debt	(6,239)	(6,573)	(28,088)	(44,846)	(73,566)
Borrowings on revolving lines of credit		6,000	7,000	16,500	87,200
Repayments on revolving lines of credit		(6,000)	(7,000)	(16,500)	(105,600)
Debt issuance and other refinancing costs	(7,598)	(156)	(182)	(5,688)	(15,019)
Exercise of stock options					422
Dividends/distributions	(261)	(340)	(1,360)	(1,360)	(21,301)
Transactions with Parent/affiliates	0	0	0	0	0
Net cash provided by (used in) financing activities	439,806	(6,249)	(29,320)	67,217	13,912
Net increase (decrease) in cash and cash equivalents	790	9,242	29,500	827	25,008
Cash and cash equivalents, beginning of year	61,110	31,610	31,610	30,783	5,775
Cash and cash equivalents, end of year	61,900	40,852	61,110	31,610	30,783
Scenario, Previously Reported [Member] | Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	(19,030)	(4,087)	(8,127)	(13,662)	(36,875)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries	(13,319)	(10,304)	(42,347)	(45,762)	(18,508)
Loss on derivative instruments					3,079
Depreciation, depletion, and amortization	76	94	354	421	306
Accretion of asset retirement obligation and receivable	0	0	0	0	0
Amortization of intangible assets and liabilities, net	0	0	0	0	0
Non-cash tax benefits	(138)		(4,892)
Share-based compensation	569	682	2,437	2,716	1,671
Loss (gain) on sales of assets	0	0	0	13	3
Amortization of deferred financing costs	149	771	3,165	2,889	1,485
Other			0
Loss on extinguishment of debt			64	1,986	7,873
Gain on sales of investment securities		0	0	(190)	0
Changes in operating assets and liabilities:
Receivables, net	(178)	49	(18)	147	(158)
Inventories	0	0	0	0	0
Excess of black lung benefit obligation over trust assets	701	83	319	1,791	4,319
Accounts payable and accrued expenses	5,670	(8,202)	(613)	4,981	5,849
Deferred revenue	0	0	0	0	0
Income tax payable	0	0	0
Accrual for workers' compensation	(69)	(191)	(2,069)	(2,096)	1,248
Asset retirement obligations	0	0	0	0	0
Accrual for postretirement medical benefits	(374)	(100)	101	(524)	(2,878)
Pension and SERP obligations	83	320	1,391	1,286	(4,320)
Other assets and liabilities	(183)	(187)	(144)	(243)	444
Net cash provided by (used in) operating activities	23,247	(1,472)	27,621	(14,276)	(13,062)
Cash flows from investing activities:
Distributions received by subsidiaries	42,500	19,600	78,000	31,971	23,400
Additions to property, plant and equipment	38	(157)	(737)	(159)	(797)
Change in restricted investments and bond collateral and reclamation deposits	(471,151)	(398)	49	(3,248)	(1,714)
Cash payments related to acquisitions				4,000	(4,000)
Net proceeds from sales of assets		0	0	0	0
Proceeds from sale of restricted investments		0	0	1,581	0
Receivable from customer for property and equipment purchases	0	0	0	0	0
Other	0		0
Net cash provided by (used in) investing activities	(471,113)	(555)	(688)	2,174	(6,511)
Cash flows from financing activities:
Change in book overdrafts	0	0	0	0	(146)
Borrowings from long-term debt	454,219			119,364	142,500
Repayments of long-term debt	0	0	(500)	(23,000)	(2,532)
Borrowings on revolving lines of credit		0	0	0	0
Repayments on revolving lines of credit		0	0	0	0
Debt issuance and other refinancing costs	(7,598)	0	(26)	(5,666)	(6,042)
Exercise of stock options					422
Dividends/distributions	(261)	(340)	(1,360)	(1,360)	(21,301)
Transactions with Parent/affiliates	4,939	(22,106)	(14,557)	(88,541)	(67,458)
Net cash provided by (used in) financing activities	451,299	(22,446)	(16,443)	797	45,443
Net increase (decrease) in cash and cash equivalents	3,433	(24,473)	10,490	(11,305)	25,870
Cash and cash equivalents, beginning of year	25,326	14,836	14,836	26,141	271
Cash and cash equivalents, end of year	28,759	(9,637)	25,326	14,836	26,141
Scenario, Previously Reported [Member] | Co-Issuer [Member]
Cash flows from operating activities:
Net income (loss)	1,703	(1,004)	4,215	8,113	5,089
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries	0	0	0	0	0
Loss on derivative instruments					0
Depreciation, depletion, and amortization	2,524	2,531	10,178	10,085	10,175
Accretion of asset retirement obligation and receivable	18	16	63	59	55
Amortization of intangible assets and liabilities, net	146	156	622	622	621
Non-cash tax benefits	0		0
Share-based compensation	7	10	37	44	32
Loss (gain) on sales of assets	0	0	0	0	189
Amortization of deferred financing costs	0	0	0	0	(21)
Other			0
Loss on extinguishment of debt			0	0	9,073
Gain on sales of investment securities		0	0	0	0
Changes in operating assets and liabilities:
Receivables, net	480	2,885	(126)	(151)	1,479
Inventories	4,316	(2,181)	(3,114)	709	(1,820)
Excess of black lung benefit obligation over trust assets	0	0	0	0	0
Accounts payable and accrued expenses	(3,386)	5,960	5,141	(3,209)	(1,063)
Deferred revenue	(2,415)	(1,927)	(8,706)	(8,312)	(8,774)
Income tax payable	0	0	0
Accrual for workers' compensation	0	0	0	0	0
Asset retirement obligations	0	0	0	0	0
Accrual for postretirement medical benefits	0	0	0	0	0
Pension and SERP obligations	1	4	18	15	(50)
Other assets and liabilities	(309)	465	4,983	(536)	(529)
Net cash provided by (used in) operating activities	3,085	6,915	13,311	7,439	14,456
Cash flows from investing activities:
Distributions received by subsidiaries	0	0	0	0	0
Additions to property, plant and equipment	(35)	(134)	(790)	(2,067)	(2,119)
Change in restricted investments and bond collateral and reclamation deposits	5,998	(3)	(8)	(7)	2,581
Cash payments related to acquisitions				0	0
Net proceeds from sales of assets		0	0	0	0
Proceeds from sale of restricted investments		0	0	0	0
Receivable from customer for property and equipment purchases	0	0	0	0	0
Other	0		0
Net cash provided by (used in) investing activities	5,963	(137)	(798)	(2,074)	462
Cash flows from financing activities:
Change in book overdrafts	0	0	0	(259)	259
Borrowings from long-term debt	0			0	0
Repayments of long-term debt	0	0	0	0	(46,220)
Borrowings on revolving lines of credit		0	0	0	1,500
Repayments on revolving lines of credit		0	0	0	(1,500)
Debt issuance and other refinancing costs	0	0	0	0	(9,077)
Exercise of stock options					0
Dividends/distributions	(8,500)	(6,500)	(14,500)	(1,050)	(10,700)
Transactions with Parent/affiliates	154	(16)	783	483	49,946
Net cash provided by (used in) financing activities	(8,346)	(6,516)	(13,717)	(826)	(15,792)
Net increase (decrease) in cash and cash equivalents	702	262	(1,204)	4,539	(874)
Cash and cash equivalents, beginning of year	3,341	4,545	4,545	6	880
Cash and cash equivalents, end of year	4,043	4,807	3,341	4,545	6
Scenario, Previously Reported [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)	5,803	6,876	16,079	37,771	3,463
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries	0	0	0	0	0
Loss on derivative instruments					0
Depreciation, depletion, and amortization	6,269	5,189	27,452	19,571	7,936
Accretion of asset retirement obligation and receivable	1,278	1,050	4,192	4,038	3,034
Amortization of intangible assets and liabilities, net	0	0	0	0	0
Non-cash tax benefits	0		0
Share-based compensation	37	681	914	559	249
Loss (gain) on sales of assets	(1)	(133)	115	251	59
Amortization of deferred financing costs	0	13	49	847	383
Other			(1,001)
Loss on extinguishment of debt			0	0	84
Gain on sales of investment securities		7	19	0	(75)
Changes in operating assets and liabilities:
Receivables, net	(2,738)	(2,467)	9,871	(20,910)	(4,343)
Inventories	944	(753)	187	(2,389)	134
Excess of black lung benefit obligation over trust assets	0	0	0	0	0
Accounts payable and accrued expenses	7,356	(10)	4,082	18,396	378
Deferred revenue	844	1,703	972	772	(349)
Income tax payable	0	(1,679)	(1,679)
Accrual for workers' compensation	0	0	0	0	0
Asset retirement obligations	(9)	(190)	(1,971)	(1,198)	(875)
Accrual for postretirement medical benefits	935	1,478	5,620	4,858	0
Pension and SERP obligations	113	177	589	709	0
Other assets and liabilities	(1,616)	(195)	8,206	1,047	3,839
Net cash provided by (used in) operating activities	19,215	11,747	73,696	64,322	13,917
Cash flows from investing activities:
Distributions received by subsidiaries	0	0	0	0	0
Additions to property, plant and equipment	(2,609)	(4,224)	(17,156)	(8,385)	(2,569)
Change in restricted investments and bond collateral and reclamation deposits	4	(151)	1,766	(27,504)	(3,738)
Cash payments related to acquisitions				(76,522)	0
Net proceeds from sales of assets		309	534	240	250
Proceeds from sale of restricted investments		120	788	1,889	1,075
Receivable from customer for property and equipment purchases	0	0	0	0	0
Other	0		(2,500)
Net cash provided by (used in) investing activities	(2,605)	(3,946)	(16,568)	(110,282)	(4,982)
Cash flows from financing activities:
Change in book overdrafts	(317)	(7)	310	6	(694)
Borrowings from long-term debt	0			0	0
Repayments of long-term debt	(875)	(713)	(2,322)	(2,494)	(11,982)
Borrowings on revolving lines of credit		0	0	0	12,200
Repayments on revolving lines of credit		0	0	0	(29,100)
Debt issuance and other refinancing costs	0	0	0	0	100
Exercise of stock options					0
Dividends/distributions	(18,000)	(8,000)	(44,500)	(19,173)	0
Transactions with Parent/affiliates	3,434	2,255	(8,036)	72,840	20,684
Net cash provided by (used in) financing activities	(15,758)	(6,465)	(54,548)	51,179	(8,792)
Net increase (decrease) in cash and cash equivalents	852	1,336	2,580	5,219	143
Cash and cash equivalents, beginning of year	7,942	5,362	5,362	143	0
Cash and cash equivalents, end of year	8,794	6,698	7,942	5,362	143
Scenario, Previously Reported [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)	726	1,141	13,072	(4,541)	5,073
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries	0	0	0	0	0
Loss on derivative instruments					0
Depreciation, depletion, and amortization	7,190	6,612	29,247	27,068	27,177
Accretion of asset retirement obligation and receivable	2,183	2,114	8,426	8,092	7,789
Amortization of intangible assets and liabilities, net	7	8	43	36	36
Non-cash tax benefits	0		0
Share-based compensation	115	1,013	1,934	2,721	2,769
Loss (gain) on sales of assets	39	(101)	(189)	264	389
Amortization of deferred financing costs	122	149	517	622	668
Other			0
Loss on extinguishment of debt			0	0	0
Gain on sales of investment securities		0	(22)	25	(75)
Changes in operating assets and liabilities:
Receivables, net	6,104	(3,355)	(4,069)	102	2,263
Inventories	(735)	247	415	(484)	(439)
Excess of black lung benefit obligation over trust assets	0	0	0	0	0
Accounts payable and accrued expenses	1,327	6,979	(9,852)	5,453	3,103
Deferred revenue	269	384	(1,344)	(658)	(795)
Income tax payable	28	1,706	1,678
Accrual for workers' compensation	0	0	0	0	0
Asset retirement obligations	(1,343)	(3,017)	(7,439)	(5,745)	(5,635)
Accrual for postretirement medical benefits	345	607	2,000	1,857	1,235
Pension and SERP obligations	(490)	241	390	792	3,092
Other assets and liabilities	(2,880)	4,081	4,124	(10,128)	(392)
Net cash provided by (used in) operating activities	13,007	18,809	38,931	25,476	46,258
Cash flows from investing activities:
Distributions received by subsidiaries	0	0	0	0	0
Additions to property, plant and equipment	(444)	(786)	(9,908)	(10,421)	(22,109)
Change in restricted investments and bond collateral and reclamation deposits	(395)	(5,883)	(373)	(3,133)	(3,115)
Cash payments related to acquisitions				0	0
Net proceeds from sales of assets		132	368	240	437
Proceeds from sale of restricted investments		5,499	7,499	636	2,275
Receivable from customer for property and equipment purchases	(10)	(49)	(389)	(674)	(96)
Other	(60)		(1,040)
Net cash provided by (used in) investing activities	(909)	(1,087)	(3,843)	(13,352)	(22,608)
Cash flows from financing activities:
Change in book overdrafts	2	827	0	0	(143)
Borrowings from long-term debt	0			0	0
Repayments of long-term debt	(5,364)	(5,860)	(25,266)	(19,352)	(12,832)
Borrowings on revolving lines of credit		6,000	7,000	16,500	73,500
Repayments on revolving lines of credit		(6,000)	(7,000)	(16,500)	(75,000)
Debt issuance and other refinancing costs	0	(156)	(156)	(22)	0
Exercise of stock options					0
Dividends/distributions	(16,000)	(5,100)	(19,000)	(11,748)	(12,700)
Transactions with Parent/affiliates	5,067	4,076	26,968	21,372	3,394
Net cash provided by (used in) financing activities	(16,295)	(6,213)	(17,454)	(9,750)	(23,781)
Net increase (decrease) in cash and cash equivalents	(4,197)	11,509	17,634	2,374	(131)
Cash and cash equivalents, beginning of year	24,501	6,867	6,867	4,493	4,624
Cash and cash equivalents, end of year	20,304	18,376	24,501	6,867	4,493
Scenario, Previously Reported [Member] | Consolidating Adjustments [Member]
Cash flows from operating activities:
Net income (loss)	(8,232)	(7,013)	(33,366)	(41,343)	(13,625)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in income of subsidiaries	13,319	10,304	42,347	45,762	18,508
Loss on derivative instruments					0
Depreciation, depletion, and amortization	0	0	0	0	0
Accretion of asset retirement obligation and receivable	0	0	0	0	0
Amortization of intangible assets and liabilities, net	0	0	0	0	0
Non-cash tax benefits	0		0
Share-based compensation	0	0	0	0	0
Loss (gain) on sales of assets	0	0	0	0	0
Amortization of deferred financing costs	0	0	0	0	0
Other			0
Loss on extinguishment of debt			0	0	0
Gain on sales of investment securities		0	0	0	0
Changes in operating assets and liabilities:
Receivables, net	1,534	3,008	(13,294)	7,957	6,250
Inventories	0	0	0	0	0
Excess of black lung benefit obligation over trust assets	0	0	0	0	0
Accounts payable and accrued expenses	(8)	(1,482)	14,821	(8,222)	(4,139)
Deferred revenue	0	0	0	0	0
Income tax payable	0	0	0
Accrual for workers' compensation	0	0	0	0	0
Asset retirement obligations	0	0	0	0	0
Accrual for postretirement medical benefits	0	0	0	0	0
Pension and SERP obligations	0	0	0	0	0
Other assets and liabilities	6,981	0	(5,350)	2,000	(428)
Net cash provided by (used in) operating activities	(28,906)	(14,783)	(72,842)	(25,817)	(16,834)
Cash flows from investing activities:
Distributions received by subsidiaries	(42,500)	(19,600)	(78,000)	(31,971)	(23,400)
Additions to property, plant and equipment	0	0	0	0	0
Change in restricted investments and bond collateral and reclamation deposits	0	0	0	0	0
Cash payments related to acquisitions				0	0
Net proceeds from sales of assets		0	0	0	0
Proceeds from sale of restricted investments		0	0	0	0
Receivable from customer for property and equipment purchases	0	0	0	0	0
Other	0		0
Net cash provided by (used in) investing activities	0	0	0	0	0
Cash flows from financing activities:
Change in book overdrafts	0	0	0	0	0
Borrowings from long-term debt	0			0	0
Repayments of long-term debt	0	0	0	0	0
Borrowings on revolving lines of credit		0	0	0	0
Repayments on revolving lines of credit		0	0	0	0
Debt issuance and other refinancing costs	0	0	0	0	0
Exercise of stock options					0
Dividends/distributions	42,500	19,600	78,000	31,971	23,400
Transactions with Parent/affiliates	(13,594)	15,791	(5,158)	(6,154)	(6,566)
Net cash provided by (used in) financing activities	28,906	35,391	72,842	25,817	16,834
Net increase (decrease) in cash and cash equivalents	0	20,608	0	0	0
Cash and cash equivalents, beginning of year	0	0	0	0	0
Cash and cash equivalents, end of year	$ 0	$ 20,608	$ 0	$ 0	$ 0